UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2023

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Annual Report
September 30, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Series Floating Rate High Income Fund	13.20%	5.04%	4.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Series Floating Rate High Income Fund on September 30, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Morningstar® LSTA® US Performing Loans performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
Floating-rate bank loans gained 13.39% for the 12 months ending September 30, 2023, as measured by the Morningstar LSTA US Performing Loans Index. It was a robust period for loans, which rose steadily and outpaced all other U.S. fixed-income categories. Key factors fueling loan performance included a sharp rise in short- and longer-term interest rates, expectations that the U.S. Federal Reserve would keep rates higher for longer than originally anticipated, and generally favorable corporate earnings. Additional supportive factors were a decline in inflation from the highs reached in 2022, negligible net new loan supply and strong retail fund inflows late in the period. Within the Morningstar index, every industry registered a gain, led by home furnishings (+24%), publishing and insurance (+17% each). A number of other groups rose about 15% and topped the broader market. These included building & development, leisure goods/activities/movies, oil & gas, business equipment & services, industrial equipment, and food service. On the downside, radio & television (+4%) and all telecom (+8%) were the biggest "laggards." Food products, cable & satellite TV, and health care returned roughly 11% to 12% and also trailed the broader market. From a credit-rating perspective, mid-tier loans rated B rose 14.43% and were the only rating category to outperform the index.
Comments from Co-Managers Eric Mollenhauer, Kevin Nielsen and Chandler Perine:
For the fiscal year, the fund gained 13.20%, versus 13.39% for the benchmark Morningstar LSTA US Performing Loans Index. The fund's core investment in floating-rate leveraged loans rose 13.74% and contributed to performance versus the benchmark. By industry, security selection was the primary contributor, especially within insurance, retailers (except food & drug), oil & gas, and utilities. The top individual relative contributor was an overweight in Asurion (+27%). Asurion was one of our biggest holdings. A non-benchmark stake in California Resources gained roughly 51% and was a second notable relative contributor. A non-benchmark stake in ExGen Texas gained 39% and helped. In contrast, the fund's position in cash was the biggest relative detractor. Positioning in electronics/electrical and our picks in nonferrous metals/minerals also hampered the fund's result, as did our choices and an overweight in radio & television. The largest individual relative detractor was an overweight in Diamond Sports (-66%). A second notable relative detractor was an overweight in Rackspace Technology (-14%). A non-benchmark stake in Murray Energy (-11%) hurt our relative result. Notable changes in positioning include increased exposure to the insurance and financial intermediaries industries, and a lower allocation to cash.
Note to shareholders:
On October 1, 2022, Chandler Perine assumed co-management responsibilities for the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2023 (Unaudited)
Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
Bass Pro Group LLC	2.6
Asurion LLC	1.9
Intelsat Jackson Holdings SA	1.1
Ukg, Inc.	1.2
Acrisure LLC	1.1
ABG Intermediate Holdings 2 LLC	1.0
Fertitta Entertainment LLC NV	1.0
Caesars Entertainment, Inc.	1.0
TransDigm, Inc.	0.9
Peraton Corp.	0.8
12.6

Market Sectors (% of Fund's net assets)

Technology	16.1
Services	10.0
Telecommunications	6.3
Insurance	4.9
Gaming	4.9

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments September 30, 2023
Showing Percentage of Net Assets
Bank Loan Obligations - 88.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1806% 3/19/26 (b)(c)(d)	309,916	303,330
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6307% 12/31/27 (b)(c)(d)	270,802	269,787
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (b)(c)(d)	1,269,930	1,269,727
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 2/22/27 (b)(c)(d)	198,243	198,350
TOTAL AEROSPACE		2,041,194
Air Transportation - 1.3%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3378% 4/20/28 (b)(c)(d)	487,856	502,004
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1284% 8/11/28 (b)(c)(d)	380,188	380,108
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1661% 11/23/28 (b)(c)(d)(e)	341,550	341,550
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7979% 7/2/27 (b)(c)(d)	697,500	723,733
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (b)(c)(d)	94,525	91,493
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (b)(c)(d)	365,500	378,157
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.182% 4/21/28 (b)(c)(d)	396,964	397,055
TOTAL AIR TRANSPORTATION		2,814,100
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 3/5/28 (b)(c)(d)	389,312	372,875
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.1599% 4/18/29 (b)(c)(d)	94,763	94,733
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 4/20/30 (b)(c)(d)	500,000	498,440
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9451% 6/3/28 (b)(c)(d)	713,375	669,859
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.692% 11/2/27 (b)(c)(d)	430,282	427,235
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8807% 12/17/28 (b)(c)(d)	417,563	333,490
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2456% 2/8/28 (b)(c)(d)	118,343	105,029
Truck Hero, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 1/29/28 (b)(c)(d)	323,820	308,668
TOTAL AUTOMOTIVE & AUTO PARTS		2,810,329
Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 7/25/30 (b)(c)(d)	784,920	782,471
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1401% 4/9/27 (b)(c)(d)	265,834	258,911
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	246,250	228,192
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 12/1/28 (b)(c)(d)	181,763	181,119
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4161% 12/16/28 (b)(c)(d)	29,850	29,850
TOTAL BANKS & THRIFTS		1,480,543
Broadcasting - 1.8%
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.4161% 8/15/30 (b)(c)(d)	381,460	380,270
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4297% 8/24/26 (b)(c)(d)	244,133	122,879
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(f)	1,664,487	32,458
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4146% 12/1/28 (b)(c)(d)	833,579	801,278
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 12/1/28 (b)(c)(d)	279,499	272,163
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 9/19/26 (b)(c)(d)	443,112	442,350
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 9/30/26 (b)(c)(d)	460,771	397,415
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6517% 8/14/26 (b)(c)(d)	318,261	318,023
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 6/24/29 (b)(c)(d)	143,188	142,651
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6806% 3/24/26 (b)(c)(d)	238,254	237,480
CME Term SOFR 1 Month Index + 3.250% 8.6806% 1/31/29 (b)(c)(d)	807,700	796,796
TOTAL BROADCASTING		3,943,763
Building Materials - 2.9%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (b)(c)(d)	1,014,391	834,052
APi Group DE, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9306% 10/1/26 (b)(c)(d)	97,997	98,043
CME Term SOFR 1 Month Index + 2.750% 8.1806% 12/16/28 (b)(c)(d)	114,794	114,956
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 5/31/30 (b)(c)(d)	521,789	520,813
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (b)(c)(d)	1,749,670	1,701,117
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (b)(c)(d)	80,000	79,625
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 4/29/29 (b)(c)(d)	683,557	677,822
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 4/1/29 (b)(c)(d)	341,705	342,132
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/4/28 (b)(c)(d)	648,868	641,569
CME Term SOFR 3 Month Index + 3.500% 8.9161% 6/2/28 (b)(c)(d)	196,804	194,714
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.9379% 9/22/28 (b)(c)(d)	158,801	158,679
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.2156% 2/16/28 (b)(c)(d)	238,303	237,634
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 5/14/28 (b)(c)(d)	387,100	380,326
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0661% 10/19/27 (b)(c)(d)	476,617	475,316
TOTAL BUILDING MATERIALS		6,456,798
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1155% 2/1/27 (b)(c)(d)	1,392,523	1,390,267
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6967% 1/31/28 (b)(c)(d)	775,000	767,614
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9467% 4/15/27 (b)(c)(d)	352,128	318,087
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8322% 1/18/28 (b)(c)(d)	478,844	452,905
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4306% 8/2/27 (b)(c)(d)	105,564	103,042
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6967% 7/17/25 (b)(c)(d)	365,000	353,138
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9467% 1/31/28 (b)(c)(d)	500,000	485,065
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	405,000	394,587
TOTAL CABLE/SATELLITE TV		4,264,705
Capital Goods - 0.6%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 3/17/30 (b)(c)(d)	502,937	502,937
CPM Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/22/28 (c)(d)(g)	110,000	109,657
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6942% 11/15/26 (b)(c)(d)	107,727	107,391
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7911% 1/24/29 (b)(c)(d)	318,313	317,994
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.4064% 4/16/25 (b)(c)(d)(e)	229,559	215,211
TOTAL CAPITAL GOODS		1,253,190
Chemicals - 2.9%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 9/30/28 (b)(c)(d)	597,329	589,397
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1661% 11/24/28 (b)(c)(d)	135,000	125,550
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 11/24/27 (b)(c)(d)	488,432	478,053
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8718% 8/29/29 (b)(c)(d)	109,088	109,301
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9161% 5/7/25 (b)(c)(d)(e)	366,563	355,566
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0661% 7/7/28 (b)(c)(d)	105,000	105,033
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (b)(c)(d)	690,486	664,302
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2994% 5/27/28 (b)(c)(d)	246,222	229,705
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.4151% 7/3/28 (b)(c)(d)	322,647	285,071
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0332% 3/15/29 (b)(c)(d)	711,698	674,825
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8559% 3/15/30 (b)(c)(d)	170,000	137,700
ICP Group Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 12/29/27 (b)(c)(d)	239,073	196,808
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 2/10/30 (b)(c)(d)	134,663	133,484
INEOS U.S. Petrochem LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 3/1/30 (b)(c)(d)	139,650	138,865
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.3096% 12/1/26 (b)(c)(d)	162,113	148,030
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3901% 11/9/28 (b)(c)(d)	305,000	303,792
CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (b)(c)(d)	573,940	565,537
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.419% 4/3/28 (b)(c)(d)	175,000	172,667
CME Term SOFR 1 Month Index + 4.000% 9.4271% 4/3/28 (b)(c)(d)	396,163	390,549
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8161% 8/18/28 (b)(c)(d)	676,702	668,243
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (b)(c)(d)	144,632	143,246
TOTAL CHEMICALS		6,615,724
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 2/7/29 (b)(c)(d)	459,624	446,603
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3161% 12/23/28 (b)(c)(d)	438,900	438,351
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0661% 12/10/28 (b)(c)(d)	868,710	867,841
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.4161% 5/23/27 (b)(c)(d)	155,170	154,072
CME Term SOFR 1 Month Index + 3.500% 8.8161% 12/13/29 (b)(c)(d)	302,713	302,604
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7995% 11/8/27 (b)(c)(d)	487,500	485,496
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 12/22/26 (b)(c)(d)	511,178	507,983
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (b)(c)(d)	375,945	372,452
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (b)(c)(d)	314,358	310,429
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0369% 10/21/28 (b)(c)(d)	251,175	197,592
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 8/5/28 (b)(c)(d)	437,134	422,927
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8297% 8/1/30 (b)(c)(d)	410,000	407,950
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3972% 12/21/27 (b)(c)(d)	395,614	312,139
TOTAL CONSUMER PRODUCTS		5,226,439
Containers - 2.3%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 3/3/28 (b)(c)(d)	507,736	497,525
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5816% 3/11/28 (b)(c)(d)	87,750	86,302
CME Term SOFR 3 Month Index + 3.750% 9.1893% 3/11/28 (b)(c)(d)	757,671	748,609
Berry Global, Inc. Tranche Z 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.2925% 7/1/26 (b)(c)(d)	425,202	424,968
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1661% 12/20/26 (b)(c)(d)	241,250	241,853
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 12/1/27 (b)(c)(d)	458,250	453,668
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/4/27 (b)(c)(d)	751,935	749,920
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (b)(c)(d)	312,000	299,520
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1806% 8/1/26 (b)(c)(d)	245,000	243,929
CME Term SOFR 1 Month Index + 4.000% 9.0661% 7/31/26 (b)(c)(d)	240,625	239,937
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 1/30/27 (b)(c)(d)	560,089	559,137
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 9/24/28 (b)(c)(d)	421,400	420,688
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 8/12/28 (b)(c)(d)	299,663	299,363
TOTAL CONTAINERS		5,265,419
Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 2/4/28 (b)(c)(d)	485,931	485,202
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9161% 10/15/26 (b)(c)(d)	371,645	359,277
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (b)(c)(d)	409,698	408,526
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 1/27/27 (b)(c)(d)	181,300	180,317
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/26/29 (b)(c)(d)	219,450	219,176
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/22/30 (c)(d)(g)	495,000	482,214
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 9.4017% 7/12/28 (b)(c)(d)	240,007	238,807
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3694% 6/27/29 (b)(c)(d)	91,875	91,799
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8161% 6/24/28 (b)(c)(d)	122,245	121,786
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5661% 6/30/28 (b)(c)(d)	376,200	374,895
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3537% 1/25/28 (b)(c)(d)	229,424	229,552
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.3807% 9/24/27 (b)(c)(d)	311,220	299,328
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (c)(d)(g)	1,595,000	1,593,836
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3901% 4/20/30 (b)(c)(d)	468,678	467,895
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6123% 4/21/28 (b)(c)(d)	308,700	307,928
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8322% 6/15/30 (b)(c)(d)	84,788	84,576
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6661% 11/1/29 (b)(c)(d)	220,000	207,489
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9161% 8/9/30 (b)(c)(d)	99,750	98,877
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3831% 3/24/27 (b)(c)(d)	135,000	134,579
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 11/16/26 (b)(c)(d)	418,532	417,833
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6806% 12/1/28 (b)(c)(d)	223,580	223,273
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.369% 4/29/26 (b)(c)(d)	203,993	203,669
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/9/27 (b)(c)(d)	365,126	362,691
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/15/27 (b)(c)(d)	228,849	227,133
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,820,658
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (b)(c)(d)	374,775	360,312
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0401% 2/10/27 (b)(c)(d)	757,444	671,474
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (b)(c)(d)	936,242	854,321
TOTAL DIVERSIFIED MEDIA		1,886,107
Energy - 2.4%
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1919% 11/14/26 (b)(c)(d)	392,814	391,930
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6879% 10/14/27 (b)(c)(d)	316,337	315,052
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9306% 3/17/28 (b)(c)(d)	273,700	269,937
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9901% 6/4/28 (b)(c)(d)	1,210,209	1,209,931
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 11/19/29 (b)(c)(d)	551,696	546,940
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (b)(c)(d)	400,000	385,000
Tranche BB 1LN, term loan 6 month U.S. LIBOR + 4.000% 9.1645% 2/5/25 (b)(c)(d)	76,730	76,539
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (b)(c)(d)(e)	178,630	169,698
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 10.4017% 8/27/28 (b)(c)(d)	230,000	228,850
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 9/29/28 (b)(c)(d)	654,173	654,991
GIP III Stetson I LP Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 7/18/25 (b)(c)(d)	385,789	385,388
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7725% 2/14/30 (b)(c)(d)	199,112	198,531
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/23/27 (b)(c)(d)	313,505	314,289
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 3/25/28 (b)(c)(d)	313,628	287,637
TOTAL ENERGY		5,434,713
Entertainment/Film - 0.1%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9306% 9/1/27 (b)(c)(d)	180,000	176,476
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9306% 9/1/27 (b)(c)(d)	110,000	106,700
TOTAL ENTERTAINMENT/FILM		283,176
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 10/8/28 (b)(c)(d)	142,463	142,873
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (b)(c)(d)	199,749	198,393
CME Term SOFR 1 Month Index + 3.000% 8.3336% 11/30/28 (b)(c)(d)	93,023	92,674
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (b)(c)(d)	15,190	15,087
CME Term SOFR 1 Month Index + 3.000% 8.3336% 11/30/28 (b)(c)(d)	6,977	6,951
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6886% 6/21/28 (b)(c)(d)	675,685	663,691
TOTAL ENVIRONMENTAL		1,119,669
Food & Drug Retail - 0.5%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.2401% 8/1/29 (b)(c)(d)	466,893	466,506
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 1/29/27 (b)(c)(d)	283,797	281,441
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1307% 11/20/27 (b)(c)(d)	397,808	129,288
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.22% 1/31/28 (b)(c)(d)	365,000	354,963
TOTAL FOOD & DRUG RETAIL		1,232,198
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1806% 10/1/26 (b)(c)(d)	80,000	54,200
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 10/1/25 (b)(c)(d)	135,554	130,103
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (b)(c)(d)	414,750	393,021
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4901% 1/24/30 (b)(c)(d)	185,000	149,330
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 10/23/27 (b)(c)(d)	406,060	405,678
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6737% 5/16/29 (b)(c)(d)	715,838	695,036
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 9/23/27 (b)(c)(d)	386,669	385,702
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 3/31/28 (b)(c)(d)	971,717	945,801
TOTAL FOOD/BEVERAGE/TOBACCO		3,158,871
Gaming - 4.2%
Bally's Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8378% 10/1/28 (b)(c)(d)	333,617	326,465
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 1/26/30 (b)(c)(d)	1,945,225	1,944,019
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/27/29 (b)(c)(d)	2,351,209	2,324,758
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 7/4/28 (b)(c)(d)	148,500	148,574
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1684% 5/26/30 (b)(c)(d)	478,800	477,603
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9901% 10/31/29 (b)(c)(d)	313,137	312,486
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.9901% 3/16/27 (b)(c)(d)	273,700	272,966
J&J Ventures Gaming LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6517% 4/26/28 (b)(c)(d)	279,300	265,989
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.6928% 4/26/28 (b)(c)(d)	72,857	69,579
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (c)(d)(g)	131,143	125,241
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6219% 8/1/30 (b)(c)(d)	185,000	185,000
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9306% 5/29/26 (b)(c)(d)	135,299	135,114
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4336% 4/14/29 (b)(c)(d)	449,313	448,751
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.9143% 4/4/29 (b)(c)(d)	784,344	779,113
Stars Group Holdings BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/21/26 (b)(c)(d)	886,090	884,894
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 2/7/27 (b)(c)(d)	643,696	641,797
TOTAL GAMING		9,342,349
Healthcare - 4.5%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 8/24/28 (b)(c)(d)	294,667	294,446
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 11/6/27 (b)(c)(d)	239,895	239,568
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5793% 2/12/28 (b)(c)(d)	168,725	166,766
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/8/27 (b)(c)(d)	340,935	336,674
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1646% 8/1/27 (b)(c)(d)	583,834	572,075
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 11/1/28 (b)(c)(d)	176,508	175,626
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (b)(c)(d)	306,434	299,778
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (b)(c)(d)	1,581,117	1,540,103
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.42% 10/29/27 (b)(c)(d)	114,533	112,815
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1842% 3/15/28 (b)(c)(d)	277,875	277,480
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 8.0401% 1/6/29 (b)(c)(d)	315,200	314,636
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 5/4/28 (b)(c)(d)	647,500	646,154
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 5/5/28 (b)(c)(d)	741,331	740,612
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3201% 10/19/27 (b)(c)(d)	224,223	218,057
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 8/31/26 (b)(c)(d)	273,834	260,906
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6806% 8/30/27 (b)(c)(d)	180,000	155,390
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/23/28 (b)(c)(d)	980,264	977,029
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4421% 6/2/28 (b)(c)(d)	572,777	571,058
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1517% 11/30/27 (b)(c)(d)	365,625	363,684
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/31/27 (b)(c)(d)	326,801	304,787
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 11/15/28 (b)(c)(d)	707,457	701,833
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (b)(c)(d)	253,884	253,680
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1886% 8/31/26 (b)(c)(d)	326,914	327,041
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6791% 10/1/28 (b)(c)(d)	95,415	87,372
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6806% 11/20/26 (b)(c)(d)	286,772	274,440
TOTAL HEALTHCARE		10,212,010
Homebuilders/Real Estate - 0.8%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(d)(e)	428,532	414,605
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1806% 8/21/25 (b)(c)(d)	31,690	31,619
CME Term SOFR 1 Month Index + 3.250% 8.6661% 1/31/30 (b)(c)(d)	323,277	317,351
CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/31/30 (b)(c)(d)	145,000	143,550
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3411% 1/27/29 (b)(c)(d)	221,754	220,146
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.147% 8/21/30 (b)(c)(d)	180,000	179,550
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6153% 3/16/30 (b)(c)(d)	205,000	205,385
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4161% 9/1/27 (b)(c)(d)	285,830	285,524
TOTAL HOMEBUILDERS/REAL ESTATE		1,797,730
Hotels - 1.9%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (b)(c)(d)	367,500	339,386
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4241% 9/9/26 (b)(c)(d)	130,414	129,681
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/18/28 (b)(c)(d)	478,674	475,683
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9161% 11/30/29 (b)(c)(d)	74,438	74,499
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/2/28 (b)(c)(d)	1,487,025	1,487,724
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.1697% 6/21/26 (b)(c)(d)	126,445	126,315
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 8/31/25 (b)(c)(d)	397,104	396,012
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.9077% 6/23/26 (b)(c)(d)	254,150	217,298
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5806% 1/5/29 (b)(c)(d)	298,099	297,998
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 8.750% 12.6517% 2/28/25 (b)(c)(d)	819,699	776,567
TOTAL HOTELS		4,321,163
Insurance - 4.8%
Acrisure LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/15/27 (b)(c)(d)	1,115,737	1,098,599
CME Term SOFR 1 Month Index + 4.250% 9.6806% 2/15/27 (b)(c)(d)	874,068	870,249
CME Term SOFR 1 Month Index + 5.750% 11.1206% 2/15/27 (b)(c)(d)	546,422	547,788
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9306% 11/5/27 (b)(c)(d)	199,535	199,016
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8306% 11/6/27 (b)(c)(d)	524,634	523,485
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6806% 2/19/28 (b)(c)(d)	586,553	582,488
CME Term SOFR 1 Month Index + 2.750% 8.1806% 2/19/28 (b)(c)(d)	138,950	138,690
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4161% 2/28/28 (b)(c)(d)	284,288	283,853
AssuredPartners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/13/27 (b)(c)(d)	437,938	436,707
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/13/27 (c)(d)(g)	125,000	124,923
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 8/19/28 (b)(c)(d)	779,061	755,689
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6806% 1/31/28 (b)(c)(d)	1,005,000	902,530
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6806% 1/20/29 (b)(c)(d)	525,000	464,342
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6661% 12/23/26 (b)(c)(d)	972,500	950,619
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6806% 7/31/27 (b)(c)(d)	589,875	569,229
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (b)(c)(d)	1,483,511	1,485,988
USI, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (b)(c)(d)	742,637	741,501
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/14/30 (c)(d)(g)	125,000	124,584
TOTAL INSURANCE		10,800,280
Leisure - 2.5%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 8/17/28 (b)(c)(d)	354,034	352,855
Arcis Golf LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 11/24/28 (b)(c)(d)	250,628	250,628
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (c)(d)(g)	11,000	11,000
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3268% 8/8/27 (b)(c)(d)	389,025	387,566
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 7/21/28 (b)(c)(d)	702,488	698,097
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1806% 9/18/24 (b)(c)(d)	159,153	156,368
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (b)(c)(d)	151,519	154,384
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3161% 1/15/30 (b)(c)(d)	630,000	629,370
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (b)(c)(d)	250,000	224,960
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.731% 3/8/24 (b)(c)(d)	701,475	677,449
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 8/27/28 (b)(c)(d)	186,200	185,792
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0601% 12/14/26 (b)(c)(d)(e)	328,125	313,359
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/25/28 (b)(c)(d)	294,000	292,959
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 3/9/30 (b)(c)(d)	552,225	548,658
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6307% 12/30/26 (b)(c)(d)	602,141	488,113
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1307% 12/30/27 (b)(c)(d)(e)	125,000	96,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1307% 12/30/26 (b)(c)(d)	130,950	116,546
TOTAL LEISURE		5,584,354
Metals/Mining - 0.2%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 8/18/30 (b)(c)(d)	310,000	309,095
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1661% 3/23/30 (b)(c)(d)	216,760	216,877
TOTAL METALS/MINING		525,972
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.6517% 2/4/28 (b)(c)(d)	148,610	144,151
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5911% 4/13/29 (b)(c)(d)	1,695,458	1,670,518
TOTAL PAPER		1,814,669
Publishing/Printing - 0.6%
Century de Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9/27/30 (c)(d)(g)	335,000	332,488
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.4017% 6/16/26 (b)(c)(d)	221,928	201,677
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1316% 8/11/28 (b)(c)(d)	240,000	239,599
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 1/28/29 (b)(c)(d)	197,000	196,261
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 7/8/28 (b)(c)(d)	280,013	262,512
TOTAL PUBLISHING/PRINTING		1,232,537
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1793% 4/6/28 (b)(c)(d)	289,100	286,570
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 11/23/28 (b)(c)(d)	554,381	534,424
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (b)(c)(d)	516,275	515,144
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6517% 7/26/28 (b)(c)(d)	427,388	419,818
TOTAL RAILROAD		1,755,956
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5661% 9/12/30 (b)(c)(d)	508,950	506,726
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1875% 6/29/29 (b)(c)(d)	338,313	337,961
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 12/1/28 (b)(c)(d)	152,288	151,494
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1517% 10/20/28 (b)(c)(d)	224,429	221,273
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7691% 3/1/26 (b)(c)(d)	358,125	339,900
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 4/1/29 (b)(c)(d)	182,225	176,720
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/3/28 (b)(c)(d)	747,221	743,567
TOTAL RESTAURANTS		2,477,641
Services - 9.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4161% 12/20/29 (b)(c)(d)	84,000	84,420
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/21/28 (b)(c)(d)	1,439,129	1,435,790
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 12/21/28 (b)(c)(d)	686,851	686,425
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4% 12/21/28 (b)(c)(d)(h)	131,605	131,523
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 9/7/28 (b)(c)(d)	211,238	210,709
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (b)(c)(d)	157,200	156,120
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (b)(c)(d)	310,275	307,368
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1661% 5/14/28 (b)(c)(d)	723,149	697,427
CME Term SOFR 1 Month Index + 4.750% 10.0661% 5/14/28 (b)(c)(d)	205,000	201,669
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 7/9/28 (b)(c)(d)	416,500	415,921
Aramark Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 6/22/30 (b)(c)(d)	75,131	74,943
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.785% 6/30/28 (b)(c)(d)	137,889	137,157
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1661% 12/10/29 (b)(c)(d)	70,000	59,471
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/10/28 (b)(c)(d)	750,967	714,943
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4161% 8/19/28 (b)(c)(d)	989,936	958,792
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 3/16/29 (b)(c)(d)	93,575	93,400
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (b)(c)(d)	650,000	632,327
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/7/26 (b)(c)(d)	576,344	573,382
CME Term SOFR 1 Month Index + 3.750% 9.0661% 12/30/28 (b)(c)(d)	209,467	206,849
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 9/30/28 (b)(c)(d)	200,531	199,460
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/2/28 (b)(c)(d)	989,800	912,675
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8719% 8/16/28 (b)(c)(d)	167,025	165,605
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.4071% 7/19/28 (b)(c)(d)	499,800	449,105
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2191% 8/1/26 (b)(c)(d)	447,438	447,599
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 10/19/28 (b)(c)(d)	445,034	445,221
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/3/28 (b)(c)(d)	262,352	259,915
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3111% 3/10/26 (b)(c)(d)	631,426	576,966
CME Term SOFR 3 Month Index + 4.750% 10.3769% 3/10/26 (b)(c)(d)	159,200	144,872
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0661% 4/29/29 (b)(c)(d)	272,938	259,632
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4341% 7/30/26 (b)(c)(d)	512,079	513,635
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 12/1/27 (b)(c)(d)	365,625	365,625
Indy U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 3/5/28 (b)(c)(d)	331,534	316,615
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2401% 3/26/28 (b)(c)(d)	448,409	441,495
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6806% 4/21/27 (b)(c)(d)	261,250	220,866
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3901% 6/12/30 (b)(c)(d)	1,000,000	1,000,470
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.6113% 1/15/26 (b)(c)(d)	170,000	170,255
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3306% 2/15/29 (b)(c)(d)	158,000	155,532
CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/23/27 (b)(c)(d)	682,087	675,553
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1806% 1/31/28 (b)(c)(d)	200,000	181,084
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (b)(c)(d)	1,376,550	1,236,032
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6012% 7/25/30 (b)(c)(d)(h)	374,792	374,871
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2.125% 7/19/30 (b)(c)(d)	35,208	35,215
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (b)(c)(d)	190,000	183,635
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (b)(c)(d)	327,463	305,565
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 12/10/26 (b)(c)(d)	424,194	424,194
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 2/24/28 (b)(c)(d)	169,237	168,794
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 8/27/28 (b)(c)(d)	139,289	135,590
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0696% 1/15/27 (b)(c)(d)	215,000	209,356
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (b)(c)(d)	1,890,739	1,630,176
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.4411% 3/23/27 (b)(c)(d)	247,473	251,893
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (b)(c)(d)	822,783	822,034
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 11/3/29 (b)(c)(d)	204,788	204,532
TOTAL SERVICES		21,662,703
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6741% 6/30/27 (b)(c)(d)	348,530	328,141
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4451% 1/24/27 (b)(c)(d)	477,945	476,817
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1791% 11/6/27 (b)(c)(d)	300,781	301,157
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6791% 7/24/28 (b)(c)(d)	250,538	109,485
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (b)(c)(d)	5,925,194	5,905,098
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0804% 2/3/27 (b)(c)(d)	210,000	210,143
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4386% 4/1/28 (b)(c)(d)	274,386	223,430
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 3/8/30 (b)(c)(d)	159,200	155,618
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 10/19/27 (b)(c)(d)	213,240	211,398
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 12/18/27 (b)(c)(d)	229,413	223,547
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 4/15/28 (b)(c)(d)	450,364	410,034
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3161% 3/3/30 (b)(c)(d)	306,944	304,353
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 10/20/28 (b)(c)(d)	445,500	427,961
TOTAL SUPER RETAIL		8,482,224
Technology - 15.9%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.265% 3/10/27 (b)(c)(d)	254,189	249,105
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (b)(c)(d)	240,365	236,639
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0836% 7/30/28 (b)(c)(d)	773,599	765,020
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9011% 10/8/27 (b)(c)(d)	206,977	206,718
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (b)(c)(d)	787,232	559,266
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8901% 9/19/26 (b)(c)(d)	417,900	418,757
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 4/23/26 (b)(c)(d)	355,389	352,851
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 12/4/27 (b)(c)(d)	167,877	164,100
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (b)(c)(d)	1,387,346	1,359,169
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0661% 5/13/29 (b)(c)(d)	324,925	325,195
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	439,118	141,396
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 10/31/26 (b)(c)(d)	418,043	416,998
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 10/31/26 (b)(c)(d)	488,544	487,845
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 7/6/29 (b)(c)(d)	544,743	544,449
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 3/30/29 (b)(c)(d)	741,275	711,780
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 7/1/29 (b)(c)(d)	626,194	623,458
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 4/4/26 (b)(c)(d)	874,030	795,804
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 9/30/28 (b)(c)(d)	508,441	499,543
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5611% 2/10/28 (b)(c)(d)	179,281	172,895
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 10/16/26 (b)(c)(d)	900,053	893,203
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3161% 2/19/29 (b)(c)(d)	305,000	284,159
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1806% 3/31/29 (b)(c)(d)	95,000	83,600
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/31/28 (b)(c)(d)	405,676	398,155
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8705% 7/6/29 (b)(c)(d)	664,309	664,103
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.2684% 10/6/29 (b)(c)(d)	222,188	215,522
Epicor Software Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7/31/27 (c)(d)(g)	250,000	250,063
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4161% 9/12/29 (b)(c)(d)	1,065,339	1,061,078
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 8/10/27 (b)(c)(d)	362,813	362,268
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8161% 11/9/29 (b)(c)(d)	282,201	282,289
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7401% 7/14/30 (b)(c)(d)	90,000	89,483
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (b)(c)(d)	1,018,996	1,018,181
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 12/1/27 (b)(c)(d)	458,250	457,104
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (b)(c)(d)	722,548	704,708
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5661% 5/3/28 (b)(c)(d)	1,557,604	1,504,786
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5661% 2/23/29 (b)(c)(d)	250,000	220,860
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1661% 8/17/29 (b)(c)(d)	673,200	672,116
NAVEX TopCo, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4161% 9/4/26 (b)(c)(d)	85,000	83,433
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 9/5/25 (b)(c)(d)	327,750	326,521
Ncr Atleos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/22/29 (c)(d)(g)	340,000	327,464
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1661% 1/31/30 (b)(c)(d)	897,712	897,308
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4161% 11/10/27 (b)(c)(d)	423,299	416,069
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 2/1/28 (b)(c)(d)	1,907,329	1,901,378
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.4306% 6/2/28 (b)(c)(d)	1,609,957	1,539,231
Project Boost Purchaser LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 5/30/26 (b)(c)(d)	360,000	359,100
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 8/31/28 (b)(c)(d)	748,870	741,898
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1938% 2/15/28 (b)(c)(d)	1,150,867	517,176
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/22/28 (b)(c)(d)	732,595	723,437
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 9/30/28 (b)(c)(d)	377,043	359,604
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (b)(c)(d)	665,000	658,942
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8901% 11/22/29 (b)(c)(d)	159,200	159,428
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8161% 10/7/27 (b)(c)(d)	642,607	640,602
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 8/11/28 (b)(c)(d)	65,694	64,560
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 4/16/25 (b)(c)(d)	262,922	262,722
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 4/16/25 (b)(c)(d)	248,272	248,083
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 4/16/25 (b)(c)(d)	495,485	495,197
STG-Fairway Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 1/31/27 (b)(c)(d)	224,114	224,045
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3311% 8/31/28 (b)(c)(d)	631,301	631,301
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0646% 5/30/30 (b)(c)(d)	141,247	141,247
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 10.0225% 5/4/26 (b)(c)(d)	204,488	204,657
CME Term SOFR 3 Month Index + 3.250% 8.6184% 5/4/26 (b)(c)(d)	581,032	578,917
CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (b)(c)(d)	1,011,736	1,009,844
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (b)(c)(d)	730,000	728,175
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4306% 9/1/25 (b)(c)(d)	466,695	403,108
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 8/27/25 (b)(c)(d)	508,965	508,420
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4184% 1/13/29 (b)(c)(d)	594,000	588,678
Virgin Pulse, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1806% 4/6/28 (b)(c)(d)	364,171	363,261
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 3/27/28 (b)(c)(d)	289,730	289,586
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6661% 2/28/27 (b)(c)(d)	511,450	508,893
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/30/27 (b)(c)(d)	334,496	300,488
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 9/30/26 (b)(c)(d)	374,132	373,938
TOTAL TECHNOLOGY		35,769,377
Telecommunications - 5.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.308% 10/31/27 (b)(c)(d)	472,625	467,109
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (b)(c)(d)	978,574	883,407
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (b)(c)(d)	707,907	632,493
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	1,100,000	779,229
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6967% 11/30/27 (b)(c)(d)	208,145	205,283
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8161% 12/12/26 (b)(c)(d)	270,029	264,145
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 10/2/27 (b)(c)(d)	264,182	233,471
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6791% 4/27/27 (b)(c)(d)	207,375	207,893
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4291% 4/27/27 (b)(c)(d)	212,363	212,718
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 5/1/28 (b)(c)(d)	1,272,375	1,233,300
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (b)(c)(d)	136,733	80,901
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4161% 12/30/27 (b)(c)(d)	168,400	143,982
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.7719% 2/1/29 (b)(c)(d)	2,063,928	2,057,365
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 3/1/27 (b)(c)(d)	454,918	428,874
Lumen Technologies, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 1/31/25 (b)(c)(d)	502,273	467,616
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1842% 4/30/27 (b)(c)(d)	687,619	677,160
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1174% 8/1/29 (b)(c)(d)	433,420	381,410
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6806% 9/25/26 (b)(c)(d)	434,872	354,673
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6661% 9/21/27 (b)(c)(d)	86,039	82,641
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 3/9/27 (b)(c)(d)	1,763,763	1,436,250
TOTAL TELECOMMUNICATIONS		11,229,920
Textiles/Apparel - 0.6%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4161% 2/19/29 (b)(c)(d)	734,393	735,561
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3623% 7/7/28 (b)(c)(d)	295,477	93,075
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6806% 4/16/28 (b)(c)(d)	430,100	423,571
TOTAL TEXTILES/APPAREL		1,252,207
Utilities - 2.5%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 8/1/25 (b)(c)(d)	183,150	183,379
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 8/1/25 (b)(c)(d)	1,212,863	1,211,456
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5661% 8/7/29 (b)(c)(d)	220,000	219,725
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6517% 2/15/24 (b)(c)(d)	879,518	809,473
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5401% 1/3/29 (b)(c)(d)	200,343	145,049
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 6/23/25 (b)(c)(d)	1,049,092	1,048,368
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 1/21/28 (b)(c)(d)	359,589	358,766
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1791% 3/2/27 (b)(c)(d)	843,430	841,625
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 12/31/25 (b)(c)(d)	833,666	833,232
TOTAL UTILITIES		5,651,073
TOTAL BANK LOAN OBLIGATIONS (Cost $203,930,032)		197,824,719

Nonconvertible Bonds - 5.6%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (i)	500,000	491,290
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	151,250	147,720
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	86,249	83,774
TOTAL AIR TRANSPORTATION		231,494
Automotive & Auto Parts - 0.6%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	150,000	146,438
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(i)	1,295,000	1,298,238
TOTAL AUTOMOTIVE & AUTO PARTS		1,444,676
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (i)	350,000	352,613
Univision Communications, Inc. 6.625% 6/1/27 (i)	170,000	158,326
TOTAL BROADCASTING		510,939
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	140,000	127,139
5.375% 6/1/29 (i)	285,000	255,704
TOTAL CABLE/SATELLITE TV		382,843
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	30,000	30,164
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	4,556
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	199,568
TOTAL CHEMICALS		204,124
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	415,000	379,457
Energy - 0.5%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	35,000	34,563
7% 6/15/25 (i)	100,000	98,513
8.375% 1/15/29 (i)	250,000	249,675
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	519,000	477,860
6.75% 9/15/25 (i)	185,000	176,602
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	105,000	103,294
TOTAL ENERGY		1,140,507
Gaming - 0.7%
Caesars Entertainment, Inc. 7% 2/15/30 (i)	135,000	131,363
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	875,000	741,563
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	250,000	249,465
Ontario Gaming GTA LP 8% 8/1/30 (i)	10,000	10,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	300,000	289,500
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	35,000	33,487
4.25% 12/1/26 (i)	50,000	46,588
TOTAL GAMING		1,501,966
Homebuilders/Real Estate - 0.2%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	300,000	232,448
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (i)	335,000	328,117
TOTAL HOMEBUILDERS/REAL ESTATE		560,565
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (i)	295,000	284,691
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (i)	80,000	77,823
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (i)	145,000	150,421
11.625% 8/15/27 (i)	100,000	108,511
TOTAL LEISURE		336,755
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	14,925
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	135,000	112,562
Services - 0.4%
Aramark Services, Inc. 6.375% 5/1/25 (i)	90,000	91,435
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (i)	90,000	90,139
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	120,000	108,637
PowerTeam Services LLC 9.033% 12/4/25 (i)	670,000	618,075
TOTAL SERVICES		908,286
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (i)	115,000	112,988
8.5% 10/30/25 (i)	241,000	237,988
TOTAL SUPER RETAIL		350,976
Technology - 0.2%
Cloud Software Group, Inc. 9% 9/30/29 (i)	160,000	139,040
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	80,000	79,704
CommScope, Inc. 6% 3/1/26 (i)	150,000	139,984
TOTAL TECHNOLOGY		358,728
Telecommunications - 1.3%
Altice Financing SA 5.75% 8/15/29 (i)	1,000,000	819,971
Altice France SA:
5.125% 1/15/29 (i)	80,000	56,850
5.125% 7/15/29 (i)	145,000	102,821
5.5% 1/15/28 (i)	1,000,000	767,077
Frontier Communications Holdings LLC 5% 5/1/28 (i)	160,000	136,612
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	535,000	474,461
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	220,000	202,070
Windstream Escrow LLC 7.75% 8/15/28 (i)	500,000	397,383
TOTAL TELECOMMUNICATIONS		2,957,245
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.2371% 10/8/26 (b)(c)(e)	287,146	291,813
TOTAL NONCONVERTIBLE BONDS (Cost $13,439,709)		12,494,006

Common Stocks - 1.8%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(j)	24,748	152,695
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	3,037	61
TOTAL CAPITAL GOODS		152,756
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(j)	1,891	168,942
Carnelian Point Holdings LP warrants (e)(j)	367	1,072
Lime Tree Bay Ltd. (e)(j)	153	7,832
TOTAL DIVERSIFIED FINANCIAL SERVICES		177,846
Energy - 1.0%
California Resources Corp.	13,179	738,156
California Resources Corp. warrants 10/27/24 (j)	920	19,605
Chesapeake Energy Corp. (k)	9,834	847,986
Chesapeake Energy Corp. (j)(l)	137	11,814
Denbury, Inc. (j)	7,505	735,565
EP Energy Corp. (e)(j)	3,190	5,264
TOTAL ENERGY		2,358,390
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)	7,038	140,760
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(j)	15,069	240,501
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	156	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	3,248	92,471
Utilities - 0.4%
TexGen Power LLC (e)(j)	25,327	1,004,216
TOTAL COMMON STOCKS (Cost $3,086,932)		4,166,940

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(j) (Cost $135,375)	1,083	584,289

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.4%
Bank of America Corp. 6.25% (b)(m)	295,000	291,548
JPMorgan Chase & Co.:
6.1% (b)(m)	154,000	156,883
6.75% (b)(m)	171,000	172,879
8.9335% (b)(c)(m)	130,000	132,409
TOTAL BANKS & THRIFTS		753,719
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (b)(c)(m)	785,000	743,696
TOTAL PREFERRED SECURITIES (Cost $1,477,488)		1,497,415

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	12,370,473	12,372,947
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	867,213	867,300
TOTAL MONEY MARKET FUNDS (Cost $13,239,969)		13,240,247

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $235,309,505)	229,807,616
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(5,090,285)
NET ASSETS - 100.0%	224,717,331

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $166,813 and $166,739, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,969,745 or 5.3% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,814 or 0.0% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	12,086,932	57,334,630	57,048,615	612,091	-	-	12,372,947	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	9,575	3,618,409	2,760,684	166	-	-	867,300	0.0%
Total	12,096,507	60,953,039	59,809,299	612,257	-	-	13,240,247

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	140,760	-	-	140,760
Consumer Discretionary	240,501	-	-	240,501
Energy	2,358,390	2,353,126	-	5,264
Financials	762,135	-	-	762,135
Industrials	152,756	-	-	152,756
Information Technology	92,471	-	-	92,471
Utilities	1,004,216	-	-	1,004,216

Bank Loan Obligations	197,824,719	-	195,918,480	1,906,239

Corporate Bonds	12,494,006	-	12,202,193	291,813

Preferred Securities	1,497,415	-	1,497,415	-

Money Market Funds	13,240,247	13,240,247	-	-
Total Investments in Securities:	229,807,616	15,593,373	209,618,088	4,596,155

Net Unrealized Appreciation on Unfunded Commitments	2,245	-	2,245	-
Total	2,245	-	2,245	-

The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$6,730,694
Net Realized Gain (Loss) on Investment Securities	5,109
Net Unrealized Gain (Loss) on Investment Securities	12,753
Cost of Purchases	647,882
Proceeds of Sales	(2,024,004)
Amortization/Accretion	5,287
Transfers into Level 3	119,375
Transfers out of Level 3	(3,590,857)
Ending Balance	$1,906,239
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2023	$(21,073)
Other Investments in Securities
Beginning Balance	$2,438,120
Net Realized Gain (Loss) on Investment Securities	(30,827)
Net Unrealized Gain (Loss) on Investment Securities	(96,838)
Cost of Purchases	548,428
Proceeds of Sales	(168,967)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$2,689,916
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2023	$(125,350)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's  Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		September 30, 2023

Assets
Investment in securities, at value (including securities loaned of $845,054) - See accompanying schedule:
Unaffiliated issuers (cost $222,069,536)	$216,567,369
Fidelity Central Funds (cost $13,239,969)	13,240,247

Total Investment in Securities (cost $235,309,505)		$229,807,616
Cash		1,009,631
Receivable for investments sold		509,642
Unrealized appreciation on unfunded commitments		2,245
Receivable for fund shares sold		262,595
Interest receivable		1,590,699
Distributions receivable from Fidelity Central Funds		51,906
Receivable from investment adviser for expense reductions		668
Other receivables		869
Total assets		233,235,871
Liabilities
Payable for investments purchased	$5,976,917
Payable for fund shares redeemed	1,653,119
Other payables and accrued expenses	21,204
Collateral on securities loaned	867,300
Total Liabilities		8,518,540
Commitments and contingent liabilities (see Commitments note)
Net Assets		$224,717,331
Net Assets consist of:
Paid in capital		$260,922,315
Total accumulated earnings (loss)		(36,204,984)
Net Assets		$224,717,331
Net Asset Value, offering price and redemption price per share ($224,717,331 ÷ 24,875,719 shares)		$9.03

Statement of Operations
		Year ended September 30, 2023
Investment Income
Dividends		$168,135
Interest		18,059,516
Income from Fidelity Central Funds (including $166 from security lending)		612,257
Total Income		18,839,908
Expenses
Custodian fees and expenses	$54,192
Independent trustees' fees and expenses	1,214
Total expenses before reductions	55,406
Expense reductions	(54,931)
Total expenses after reductions		475
Net Investment income (loss)		18,839,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(758,597)
Total net realized gain (loss)		(758,597)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	8,864,138
Unfunded commitments	2,245
Total change in net unrealized appreciation (depreciation)		8,866,383
Net gain (loss)		8,107,786
Net increase (decrease) in net assets resulting from operations		$26,947,219
Statement of Changes in Net Assets

	Year ended September 30, 2023	Year ended September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,839,433	$12,798,717
Net realized gain (loss)	(758,597)	(728,408)
Change in net unrealized appreciation (depreciation)	8,866,383	(15,907,828)
Net increase (decrease) in net assets resulting from operations	26,947,219	(3,837,519)
Distributions to shareholders	(18,798,136)	(12,543,924)

Share transactions
Proceeds from sales of shares	29,262,173	15,841,715
Reinvestment of distributions	18,773,691	12,544,717
Cost of shares redeemed	(48,814,273)	(80,192,394)

Net increase (decrease) in net assets resulting from share transactions	(778,409)	(51,805,962)
Total increase (decrease) in net assets	7,370,674	(68,187,405)

Net Assets
Beginning of period	217,346,657	285,534,062
End of period	$224,717,331	$217,346,657

Other Information
Shares
Sold	3,301,623	1,740,167
Issued in reinvestment of distributions	2,109,003	1,387,251
Redeemed	(5,526,925)	(8,850,206)
Net increase (decrease)	(116,299)	(5,722,788)

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

Years ended September 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$9.30	$8.86	$9.29	$9.52
Income from Investment Operations
Net investment income (loss) A,B	.777	.457	.388	.463	.547
Net realized and unrealized gain (loss)	.328	(.607)	.435	(.439)	(.131)
Total from investment operations	1.105	(.150)	.823	.024	.416
Distributions from net investment income	(.775)	(.450)	(.383)	(.454)	(.646)
Total distributions	(.775)	(.450)	(.383)	(.454)	(.646)
Net asset value, end of period	$9.03	$8.70	$9.30	$8.86	$9.29
Total Return C	13.20%	(1.69)%	9.44%	.37%	4.61%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.03%	.03%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-% F	-% F	-% F	.01%	.01%
Expenses net of all reductions	-% F	-% F	-% F	.01%	.01%
Net investment income (loss)	8.74%	5.02%	4.24%	5.22%	5.87%
Supplemental Data
Net assets, end of period (000 omitted)	$224,717	$217,347	$285,534	$269,060	$264,583
Portfolio turnover rate G	30%	28%	45%	37%	33%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2023

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$2,398,103	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA) Capacity multiple ($/kW)	2.0 - 9.0 / 4.4 $238.00	Increase Increase
		Market approach Recovery value Discounted cash flow Black scholes	Transaction price Recovery value Discount rate Discount rate Volatility Term	$2.92 $0.00 13.1% 5.1% - 5.4% / 5.4% 32.5% - 42.5% / 32.6% 1.3 - 2.0 / 1.3	Increase Increase Decrease Increase Increase Increase
Corporate Bonds	$291,813	Discounted cash flow	Yield	10.7%	Decrease
Bank Loan Obligations	$1,906,239	Market comparable Indicative market price Discounted cash flow	Enterprise value/EBITDA multiple (EV/EBITDA) Evaluated bid Yield	2.5 $77.00 - $97.00 / $94.08 8.8% - 15.8% / 12.9%	Increase Increase Decrease

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,677,553
Gross unrealized depreciation	(9,738,229)
Net unrealized appreciation (depreciation)	$(5,060,676)
Tax Cost	$234,870,537

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$538,011
Capital loss carryforward	$(31,682,319)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,060,676)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(97,007)
Long-term	(31,585,312)
Total capital loss carryforward	$(31,682,319)

The tax character of distributions paid was as follows:

	September 30, 2023	September 30, 2022
Ordinary Income	$18,798,136	$12,543,924

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Series Floating Rate High Income Fund	WH Borrower LLC	$185,000	$2,245

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	68,096,149	61,940,272
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Floating Rate High Income Fund	$18	$-	$-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $47,723.

Through arrangements with the Fund's custodiam, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,208.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Series Floating Rate High Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 16, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Vijay Advani, each of the Trustees oversees 322 funds. Mr. Advani oversees 215 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee or Member of the Advisory Board of other funds. Previously, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present) and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005
Trustee
Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Board of Ariel Alternatives, LLC (private equity, 2022-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University's Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
David M. Thomas (1949)
Year of Election or Appointment: 2008
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Karen B. Peetz (1955)
Year of Election or Appointment: 2023
Member of the Advisory Board
Ms. Peetz also serves as a Member of the Advisory Board of other funds. Previously, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec served as a Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2016
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 to September 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During Period- C April 1, 2023 to September 30, 2023

Fidelity® Series Floating Rate High Income Fund	-%-D
Actual		$ 1,000	$ 1,064.80	$-E
Hypothetical-B		$ 1,000	$ 1,025.07	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,798,136 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Floating Rate High Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2023 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-sub-advisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for two months from June 1, 2023 through July 31, 2023. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board would consider the annual renewal for a full one year period in July 2023.
At its July 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through January 31, 2026.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees and competitor use of performance fees; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2024.

1.924290.111
SFR-ANN-1123

Item 2.

Code of Ethics

As of the end of the period, September 30, 2023, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$66,500	$-	$9,700	$1,600

September 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$66,000	$-	$9,100	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2023A	September 30, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2023A	September 30, 2022A
Deloitte Entities	$253,900	$468,200

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 21, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 21, 2023